Supplement Dated January 17, 2025
To The Prospectus Dated April 29, 2024, as amended October 21, 2024
JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 31, 2024, please delete all references to and information for Bradley C. Tank.

Effective December 31, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Neuberger Berman Strategic Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Thanos Bardas, PhD	April 2012	Managing Director, NBIA
David M. Brown, CFA	April 2012	Managing Director, NBIA
Ashok Bhatia, CFA	December 2017	Managing Director, NBIA
Robert Dishner	December 2024	Managing Director, NBIA
Thomas Sobanski, CFA	December 2024	Senior Vice President, NBIA

Effective January 1, 2025, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Balanced Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Charles M. Shriver, CFA	August 2018	Co-Chair of Investment Advisory Committee, T. Rowe Price
Toby M. Thompson, CFA, CAIA	August 2018	Co-Chair of Investment Advisory Committee, T. Rowe Price
Christina Dove Noonan, CFA	January 2025	Co-Chair of Investment Advisory Committee, T. Rowe Price

Effective January 1, 2025, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Growth Stock Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Joseph B. Fath, CPA	2014	Co-Chair of Investment Advisory Committee, T. Rowe Price
James Stillwagon	January 2025	Co-Chair of Investment Advisory Committee, T. Rowe Price

Effective January 1, 2025, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Co-Chair of Investment Advisory Committee, T. Rowe Price
Donald J. Easley, CFA	January 2025	Co-Chair of Investment Advisory Committee, T. Rowe Price
Ashley R. Woodruff, CFA	January 2025	Co-Chair of Investment Advisory Committee, T. Rowe Price

Effective December 31, 2024, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Neuberger Berman Strategic Income Fund, after the sixth paragraph, please add the following:

Robert Dishner, Managing Director, joined the firm in 2019. Mr. Dishner is a Co-Manager on Global Bond Portfolios as well as a Senior Portfolio Manager on the Multi Sector Fixed Income team. Prior to joining the firm, he was a Portfolio Manager at Balyasny Asset Management, focused on cross-asset macro investing including Emerging and Developed Market Rates, Credit, Equity and FX. From 2003 to 2010, Mr. Dishner worked at Stark Investments where he was a Principal of the firm, and held various roles including Co-Head Distressed Trading, Head Equity Long/Short for Europe and the Americas and Co-Head Emerging Markets. Previously, he worked at UBS Warburg as a HY Healthcare Analyst as well as in their distressed advisory business, Chilmark Partners (Zell/Chilmark Fund), a distressed buyout and advisory firm and started his career at GE Capital in 1991 in their Corporate Finance Group. Mr. Dishner holds a BSB from the University of Minnesota Carlson School of Management.

Tom Sobanski, CFA, Senior Vice President, joined the firm in 2015. Mr. Sobanski is a Portfolio Manager on the Multi-Sector Fixed Income team strategies. He is the lead portfolio manager for Canadian multi-sector fixed income strategies and serves as an additional portfolio manager for global multi-sector funds. Prior to this role, Mr. Sobanski worked as a trader focused on interest rate strategies. Before joining Neuberger Berman, he worked at Guggenheim Partners as an Analyst and as a Consultant at Northern Trust. Mr. Sobanski earned a BBA in Finance from the University of Iowa and has been awarded the Chartered Financial Analyst designation.

Effective January 1, 2025, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/T. Rowe Price Balanced Fund, after the sixth paragraph, please add the following:

Christina Dove Noonan, CFA, is a portfolio manager in the Multi-Asset Division. She is a co-portfolio manager of the Balanced Fund, Global Allocation Fund, Spectrum Allocation Funds, Spectrum Diversified Equity Fund, Spectrum International Fund, Spectrum Income Fund, and Small & Mid-Cap Core Trust. She is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.  Ms. Noonan’s investment experience began in 2012, and she has been with T. Rowe Price since 2015, beginning in the Fixed Income Division. Prior to this, Ms. Noonan was employed by KPMG Advisory in the consulting services group, specializing in mergers and acquisitions.  Ms. Noonan earned a B.S., summa cum laude, in finance and accounting and an M.B.A. from Syracuse University, Whitman School of Management. Ms. Noonan also has earned the Chartered Financial Analyst® designation.

Effective January 1, 2025, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/T. Rowe Price Growth Stock Fund, after the second paragraph, please add the following:

James Stillwagon is a portfolio manager in the U.S. Equity Division. He is the president of the US Communications and Technology Strategy and is the chairman of the strategy’s Investment Advisory Committee. He also is a vice president and an Investment Advisory Committee member of the Science & Technology Equity, US Large-Cap Core Growth Equity, US Structured Research Equity, US Tax-Efficient Multi-Cap Growth Equity, and Institutional Large-Cap Core Growth Equity Strategies. Mr. Stillwagon is a vice president of T. Rowe Price Group, Inc. Mr. Stillwagon’s investment experience began in 2008, and he has been with T. Rowe Price since 2017, beginning in the Equity Division. Prior to this, Mr. Stillwagon was employed by Lone Pine Capital as a managing director, sourcing public and private-equity investments across technology, media, and telecommunications. He earned a B.A. in economics from Princeton University and is a member of Phi Beta Kappa.

Effective January 1, 2025, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/T. Rowe Mid-Cap Growth Fund, after the third paragraph, please add the following:

Donald J. Easley, CFA, is a portfolio manager for the US Mid-Cap Growth Equity Strategy at T. Rowe Price Investment Management. He is a member of the Mid-Cap Growth, Institutional Mid-Cap Equity Growth, Capital Appreciation, and Capital Appreciation Equity ETF Investment Advisory Committees, and a member of the T. Rowe Price Investment Management Investment Steering Committee. Mr. Easley also is a vice president of T. Rowe Price Group, Inc.  Mr. Easley’s investment experience began in 1999, and he has been with T. Rowe Price since 2000, beginning in the T. Rowe Price Associates U.S. Equity Division as an analyst covering technology stocks, then as a co-portfolio manager for the Diversified Mid-Cap Growth Fund. Prior to this, he was employed by The Bank of New York as a credit analyst.  Mr. Easley earned a B.A. in economics from Swarthmore College and an M.B.A. in finance and accounting from the University of Chicago. He also has earned the Chartered Financial Analyst® designation.

Ashley R. Woodruff, CFA, is a portfolio manager for the US Mid-Cap Growth Equity Strategy at T. Rowe Price Investment Management. She is a member of the Mid-Cap Growth, Capital Appreciation, Capital Appreciation Equity ETF, and Institutional Mid-Cap Equity Growth Investment Advisory Committees. She also is a member of the T. Rowe Price Investment Management Investment Steering and ESG Committees. She is a vice president of T. Rowe Price Group, Inc.  Ms. Woodruff’s investment experience began in 2001. She was with T. Rowe Price from 2007 to 2013, beginning as a research analyst in the T. Rowe Price Associates U.S. Equity Division covering stocks in the consumer sector, and returned in 2018. Prior to returning to T. Rowe Price, Ms. Woodruff was employed by Goldman Sachs as a managing director and portfolio manager from 2013 to 2018. Before joining T. Rowe Price in 2007, Ms. Woodruff was a senior vice president and senior restaurants analyst with Friedman, Billings, Ramsey & Co. and an associate director with Bear Stearns, covering high-growth restaurants.  Ms. Woodruff earned a B.A., magna cum laude, in economics from Barnard College, Columbia University. She also has earned the Chartered Financial Analyst® designation.

Effective December 31, 2024, under “Appendix B,” please delete the table for the “Bloomberg Indices” in the entirety and replace with the following:
Index (collectively, the “Bloomberg Indices”)	Fund (collectively, the “JNL Funds”)
Bloomberg 1-3 Yr Gov/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Gold Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg EM USD Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg® Global Aggregate Index	JNL/American Funds Capital World Bond Fund JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg Global Aggregate ex-China Index	JNL/JPMorgan Global Allocation Fund
Bloomberg U.S. High Yield – 2% Issuer Cap Index	JNL/PPM America High Yield Bond Fund JNL/T. Rowe Price U.S. High Yield Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg U.S. Aggregate Index
JNL Aggressive Growth Allocation Fund
JNL Bond Index Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Floating Rate Income Fund
JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Total Return Fund
JNL/Dreyfus Government Money Market Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Bond Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Investment Grade Credit Fund
JNL/PPM America Total Return Fund
JNL/T. Rowe Price Balanced Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price U.S. High Yield Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund

Bloomberg U.S. Credit Index	JNL/PIMCO Investment Grade Credit Bond Fund JNL/PPM America Investment Grade Credit Fund
Bloomberg U.S. Government Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. Treasury: U.S. TIPS Index	JNL/PIMCO Real Return Fund
Bloomberg USD 1 Month Cash Deposit Index	JNL/Dreyfus Government Money Market Fund

This Supplement is dated January 17, 2025.

Supplement Dated January 17, 2025
To The Statement of Additional Information
Dated October 21, 2024

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 31, 2024, please delete all references to and information for Bradley C. Tank.

Effective January 1, 2025, on page 144, in the section, “Trustees and Officers of the Trust,” under “Trustee Compensation,” please delete the first paragraph in the entirety and replace with the following:

The Trustee who is an “interested person” receives no compensation from the Trust.  Effective January 1, 2025, each Independent Trustee is paid by the Fund Complex an annual retainer of $370,000.  The fees are allocated to the funds within the Fund Complex on a pro-rata basis based on net assets. The Chairman of the Board of Trustees receives an additional annual retainer of $105,000.  The Chair of the Audit Committee receives an additional annual retainer of $30,000 for services in that capacity.  The Chair of the Governance Committee receives an additional annual retainer of $25,000 for services in that capacity.  The Chair of each Investment Committee receives an additional annual retainer of $25,000 for services in that capacity.

Effective December 31, 2024, on page 270, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Neuberger Berman Investment Advisors LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/Neuberger Berman Strategic Income Fund in the entirety and replace with the following, which reflects information as of November 30, 2024:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Thanos Bardas, PhD	Other Registered Investment Companies	14	$7.06 billion	6	$137 million
	Other Pooled Vehicles	14	$5.9 billion	0	$0
	Other Accounts	68	$23.85 billion	0	$0

David M. Brown, CFA	Other Registered Investment Companies	20	$7.73 billion	6	$137 million
	Other Pooled Vehicles	109	$28.92 billion	1	$842 million
	Other Accounts	326	$40.32 billion	0	$0

Ashok Bhatia, CFA	Other Registered Investment Companies	9	$6.51 billion	1	$842 million
	Other Pooled Vehicles	18	$8 billion	0	$0
	Other Accounts	23	$6 billion	0	$0

Robert Dishner	Other Registered Investment Companies	1	$5.53 billion	0	$0
	Other Pooled Vehicles	7	$2.15 billion	0	$0
	Other Accounts	0	$0	0	$0

Thomas Sobanski, CFA	Other Registered Investment Companies	1	$5.53 billion	0	$0
	Other Pooled Vehicles	4	$2.15 billion	0	$0
	Other Accounts	0	$0	0	$0

Effective December 31, 2024, on page 270, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Neuberger Berman Investment Advisors LLC, under “Security Ownership of Portfolio Managers” please delete the JNL/Neuberger Berman Strategic Income Fund table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Neuberger Berman Strategic Income Fund as of November 30, 2024
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Thanos Bardas, PhD	X
David M. Brown, CFA	X
Ashok Bhatia, CFA	X
Robert Dishner	X
Thomas Sobanski, CFA	X

Effective January 1, 2025, on pages 289-290, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for T. Rowe Price Associates, Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the tables for the JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Growth Stock Fund, and JNL/T. Rowe Price Mid-Cap Growth Fund in the entirety and replace with the following, which reflects information as of November 30, 2024:

JNL/T. Rowe Price Balanced Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Charles M. Shriver, CFA	Other Registered Investment Companies	13	$40.57 billion	0	$0
	Other Pooled Vehicles	25	$10.3 billion	0	$0
	Other Accounts	4	$258.11 million	0	$0

Toby M. Thompson, CFA, CAIA	Other Registered Investment Companies	9	$35.83 billion
	Other Pooled Vehicles	28	$10.01 billion
	Other Accounts	33	$252.46 million

Christina Dove Noonan	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

JNL/T. Rowe Price Growth Stock Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Joseph B. Fath, CPA	Other Registered Investment Companies	8	$58.41 billion	0	$0
	Other Pooled Vehicles	5	$39.86 billion	0	$0
	Other Accounts	4	$955.25 million	0	$0

James Stillwagon	Other Registered Investment Companies	1	$10.03 billion	0	$0
	Other Pooled Vehicles	1	$1.19 billion	0	$0
	Other Accounts	0	$0	0	$0

JNL/T. Rowe Price Mid-Cap Growth Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Brian W.H. Berghuis, CFA	Other Registered Investment Companies	8	$46.02 billion	0	$0
	Other Pooled Vehicles	6	$14.09 billion	0	$0
	Other Accounts	4	$893.92 million	0	$0

Donald J. Easley	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Ashley R. Woodruff	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Effective January 1, 2025, on page 292, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for T. Rowe Price Associates, Inc., under “Security Ownership of Portfolio Managers,” please delete the tables for the JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Growth Stock Fund, and JNL/T. Rowe Price Mid-Cap Growth Fund in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/T. Rowe Price Balanced Fund as of November 30, 2024
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Charles M. Shriver, CFA	X
Toby M. Thompson, CFA, CAIA	X
Christina Dove Noonan	X

Security Ownership of Portfolio Manager for the JNL/T. Rowe Price Growth Stock Fund as of November 30, 2024
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Joseph B. Fath, CPA	X
James Stillwagon	X

Security Ownership of Portfolio Manager for JNL/T. Rowe Price Mid-Cap Growth Fund as of November 30, 2024
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Brian W.H. Berghuis, CFA	X
Donald J. Easley	X
Ashley R. Woodruff	X

Effective December 31, 2024, on pages 320-321, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Licensing Agreements,” please delete the table for the “Bloomberg Indices” in the entirety and replace with the following:

Index (collectively, the “Bloomberg Indices”)	Fund (collectively, the “JNL Funds”)
Bloomberg 1-3 Yr Gov/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Gold Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg EM USD Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg® Global Aggregate Index	JNL/American Funds Capital World Bond Fund JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg Global Aggregate ex-China Index	JNL/JPMorgan Global Allocation Fund
Bloomberg U.S. High Yield – 2% Issuer Cap Index	JNL/PPM America High Yield Bond Fund JNL/T. Rowe Price U.S. High Yield Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg U.S. Aggregate Index
JNL Aggressive Growth Allocation Fund
JNL Bond Index Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Floating Rate Income Fund
JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Total Return Fund
JNL/Dreyfus Government Money Market Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Bond Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Investment Grade Credit Fund
JNL/PPM America Total Return Fund
JNL/T. Rowe Price Balanced Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price U.S. High Yield Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund

Bloomberg U.S. Credit Index	JNL/PIMCO Investment Grade Credit Bond Fund JNL/PPM America Investment Grade Credit Fund
Bloomberg U.S. Government Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. Treasury: U.S. TIPS Index	JNL/PIMCO Real Return Fund
Bloomberg USD 1 Month Cash Deposit Index	JNL/Dreyfus Government Money Market Fund

This Supplement is dated January 17, 2025.